Parent Company Financial Statements (Condensed Parent Company Only Statement Of Operations And Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income from nonbank subsidiaries	$ 510.4	$ 437.7	$ 283.8	$ 281.0	$ 306.2	$ 308.3	$ 309.8	$ 302.2	$ 1,512.9	$ 1,226.5	$ 1,255.2
Interest and dividends on interest bearing deposits and investments									71.4	35.5	28.9
Other income	30.4	39.2	63.5	86.4	116.4	24.2	93.7	71.1	219.5	305.4	381.3
Interest expense	(286.7)	(280.3)	(265.2)	(271.3)	(276.9)	(275.2)	(262.2)	(271.9)	(1,103.5)	(1,086.2)	(1,060.9)
Other expenses	(357.8)	(333.9)	(235.0)	(241.6)	(248.8)	(234.5)	(225.0)	(233.5)	(1,168.3)	(941.8)	(970.2)
Total other expenses									(2,042.4)	(1,757.8)	(1,673.9)
Income from continuing operations before benefit (provision) for income taxes									578.5	680.8	734.2
Benefit (provision) for income taxes	10.2	560.0	(37.8)	(44.0)	28.3	401.2	(18.1)	(13.5)	488.4	397.9	(83.9)
Income from continuing operations before attribution of noncontrolling interests									1,066.9	1,078.7	650.3
Net income (loss)	$ 144.5	$ 693.1	$ 115.3	$ 103.7	$ 251.0	$ 514.9	$ 246.9	$ 117.2	1,056.6	1,130.0	675.7
Comprehensive income before noncontrolling interests and discontinued operation									1,058.7	1,018.4	654.4
CIT Group Inc. [Member]
Interest income from nonbank subsidiaries									435.1	560.3	636.6
Interest and dividends on interest bearing deposits and investments									3.2	1.4	2.0
Dividends from nonbank subsidiaries									630.3	526.8	551.1
Dividends from bank subsidiaries									459.2	39.4	15.5
Other income from subsidiaries									(138.8)	(62.4)	35.3
Other income									128.8	103.8	(4.6)
Total income									1,517.8	1,169.3	1,235.9
Interest expense									(570.7)	(649.6)	(686.9)
Interest expense on liabilities to subsidiaries									(43.9)	(166.4)	(199.6)
Other expenses									(267.2)	(199.4)	(220.4)
Total other expenses									(881.8)	(1,015.4)	(1,106.9)
Income from continuing operations before benefit (provision) for income taxes									636.0	153.9	129.0
Benefit (provision) for income taxes									827.2	769.6	367.9
Income from continuing operations before attribution of noncontrolling interests									1,463.2	923.5	496.9
Equity in undistirbuted net income of bank subsidiaries									(248.1)	83.8	95.9
Equity in undistributed net income of nonbank subsidiaries									(158.5)	122.7	82.9
Net income (loss)									1,056.6	1,130.0	675.7
Other comprehensive income (loss), net of tax									(8.2)	(60.3)	4.1
Comprehensive income before noncontrolling interests and discontinued operation									$ 1,048.4	$ 1,069.7	$ 679.8